SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	(a)Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Liquidity

(b)Liquidity

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

For the years ended December 31, 2019, 2020 and 2021, the Company incurred a loss from operations of $57,407, $27,227 and $19,469, and used cash of $28,402, $11,723 and $18,978 in operating activities from continuing operations, respectively. As of December 31, 2021, the Company had cash and cash equivalents of $65,247 and a working capital of $41,157. The Company assessed that it has the ability to continue as a going concern for the next 12 months following the issuance date of these financial statements.

Principles of consolidation

(c)Principles of consolidation

The consolidated financial statements of the Company include the financial statements of Renren Inc., its subsidiaries, its VIE and VIE’s subsidiaries. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

(d)Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Company's consolidated financial statements include, but are not limited to, allowance for doubtful accounts, write downs for excess and obsolete inventories, the fair value of share-based compensation awards, the realization of deferred income tax assets, impairment of goodwill and indefinite-lived intangible assets, impairment of long-term investments, and the purchase price allocation and the fair value of contingent consideration for business acquisitions.

Discontinued operation

(d)Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

For any component classified as held for sale or disposed of by sale or other than by sale that qualify for presentation as a discontinued operation in the period, the Company has reported the assets and liabilities of the discontinued operation as current asset of discontinued operation, and current liabilities of discontinued operation in the consolidated balance sheets as of December 31, 2020. The results of operations of discontinued operation for the years ended December 31, 2019, 2020 and 2021 have been reflected separately in the consolidated statements of operations as a single line item for all periods presented. Cash flows from discontinued operation of the three categories for the years ended December 31, 2019, 2020, and 2021 were separately presented in the consolidated statements of cash flows for all periods presented.

Cash and cash equivalents	(e)Cash and cash equivalents Cash and cash equivalents include cash on hand and all highly liquid investments purchased with original stated maturity of 90 days or less.
Restricted cash

(f)Restricted cash

Restricted cash is the cash deposits pledged as security for the debt borrowings, which is expected to be released in accordance with the debt agreement. The restriction will lapse when the related debt agreement is paid off. The restricted cash represents cash deposited into bank accounts which is not expected to be released within the next twelve months.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

(f)Restricted cash - continued

The cash deposits pledged as security were $14,457 and $9,284 as of December 31, 2020 and 2021. The restricted cash balance as of December 31, 2021 represents $9,284 cash deposits pledged as security for debt borrowing of Kaixin under an irrevocable standby letter of credit issued by East West Bank in the amount of $8,277. The guarantees mature in October 2022 and August 2023, the Company has concluded the possibility of Kaixin paying the loans when due is remote and therefore, the Company will be required to extend the guarantee or pay the debt on Kaixin’s behalf. The Company believes the guarantee will not be released in the foreseeable future. The Company has, therefore, recorded a provision for the value of the guarantee.

	As of December 31,
	2020	2021
Restricted cash	14,457	9,284
Less: Provision of restricted cash	—	(9,284)
Restricted cash, net	14,457	—

Fair value

(g) Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Investments

(h) Investments

Equity method investments

Equity investment in common stock or in-substance common stock of an entity where the Company can exercise significant influence, but not control, is accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%.Other factors, such as representation on the investee’s board of directors, voting rights, the impact of commercial arrangements, and the extent to which the Company guarantees the investee's obligations and is committed to provide additional funding are also considered in determining whether the equity method of accounting is appropriate. An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock.

The Company considers subordination, risks and rewards of ownership, and the existence of obligations to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method, the investment is initially recorded at cost and subsequently adjusted for the Company's share of undistributed earnings or losses of the investee.

When the Company's carrying value in an equity method investee company is reduced to zero, no further losses are recorded in the Company's consolidated financial statements unless the Company guaranteed obligations of the affiliated company or has committed additional funding. When the affiliated company subsequently reports income, the Company will not record its share of such income until it exceeds the amount of its share of losses not previously recognized.

The Company’s management regularly evaluates the impairment of the equity investment based on performance and the financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financings, projected and historical financial performance, cash flow forecasts, and financing needs. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary ("OTTI"). The Company recorded impairment losses on equity method investments of $6,155, nil, and nil in the impairment on and (loss) earnings in equity method investments, net of tax in the consolidated statements of operations for the years ended December 31, 2019, 2020, and 2021, respectively.

Equity Investments without Readily Determinable Fair Values

In January 2018, the Company adopted Accounting Standards Update (‘‘ASU’’) 2016-01, Financial Instruments—Recognition and Measurement of Financial Assets and Financial Liabilities, and accounts for equity investments that do not have a readily determinable fair value using the measurement alternative prescribed within ASU 2016-01, to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment (assessed quarterly), plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. In addition, income is recognized when dividends are received only to the extent they are distributed from net accumulated earnings of the investee. Otherwise, such distributions are considered returns of investment and are recorded as a reduction of the cost of the investment. The Company recorded impairment losses of nil, nil and $1,526 on equity securities without readily determinable fair values during the years ended December 31, 2019, 2020 and 2021, respectively.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

(h) Investments – continued

Available-for-sale investment

For investments which are determined to be debt securities, the Company accounts for them as available-for-sale investments when they are not classified as either trading or held-to-maturity investments.

Available-for-sale investment is carried at its fair value and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive (loss) income.

The Company reviews its available-for-sale investments for other than temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Company’s intent and ability to hold the investment, and the financial condition and near-term prospects of the investees.

If there is OTTI on debt securities, the Company separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. Prior to December 15, 2019, the amount due to other factors is recognized in other comprehensive (loss) income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. After December 15, 2019, unrealized gains and losses (OTTI) are reported, net of the related tax effect, in other comprehensive income (OCI). Upon sale, realized gains and losses are reported in net income. The Company monitors the investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information. The Company recorded impairment losses on its available-for-sale investment of $2,000, nil, and nil for the years ended December 31, 2019, 2020, and 2021, respectively.

Accounts receivable and allowance for doubtful accounts

(i)Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business. An allowance for doubtful accounts is provided based on aging analyses of accounts receivable balances, historical bad debt rates, repayment patterns, and customer credit worthiness.

Inventories, net

(j)Inventories

Inventories primarily consists of the purchased electronic logging devices for use of SaaS related business, which are stated at the lower of cost and net realizable value as of December 31, 2020 and 2021.

A valuation allowance is recorded to write down the cost of inventories to the estimated net realizable value, if lower than cost or products are slow-moving or damaged., When evaluating the need for a valuation allowance we evaluate factors such as historical and forecast consumer demand, obsolescence, and the economic environment. Net realizable value is determined by the estimated selling prices reduced by estimated additional cost of sale, selling expenses, and business taxes. The valuation allowance recognized for the inventories for the years ended December 31, 2019, 2020, and 2021 was nil, nil and $250, respectively.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

(j)Inventories - continued

In 2019, due to disagreements with certain non-controlling shareholders of Kaixin on operational matters, some non-controlling shareholders detained Kaixin’s inventories in the dealerships and significant uncertainty arises on the realizability and collectability of the prepayments to purchase used cars for these dealerships and amounts due from these non-controlling shareholders. Kaixin is in the process of negotiating with these non-controlling shareholders and initiated legal proceedings where necessary. Considering the above facts and circumstances, Kaixin reassessed the realizability of all its inventory and assets related to its dealerships and wrote down $17,826 inventory, which was recoded in cost of revenues in the discontinued operations, and write-offs of $22,282 prepayments, which was recorded in general and administrative expenses in discontinued operations in the year ended December 31, 2019.

Property and equipment, net

(k)Property and equipment, net

Property and equipment, net is carried at cost less accumulated depreciation and any impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Server & network equipment	3 years
Computer equipment and application software	2-3 years
Furniture and vehicles	3-5 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets

Leases

(l)Leases

The Company leases premises for offices under non-cancellable operating leases. According to ASC 842, the lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. The right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. As the rates implicit in the lease cannot be readily determined, the incremental borrowing rates at the lease commencement date are used in determining the imputed interest and present value of lease payments. The incremental borrowing rates were determined using a portfolio approach based on the rates of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Company recognizes the single lease cost on a straight-line basis over the remaining lease term for operating leases.

The Company has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less; expenses for these leases are recognized on a straight-line basis over the lease term.

Impairment of long-lived assets and intangible assets with definite lives

(m)Impairment of long-lived assets and intangible assets with definite lives

The Company evaluates the recoverability of long-lived assets or asset group, including identifiable intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that long-lived asset or asset group's carrying amount may not be recoverable. The Company measures the carrying amount of long-lived asset or asset group against the estimated undiscounted future cash flows associated with it. The long-lived asset or asset group is not recoverable when the sum of the expected undiscounted future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. For the years ended December 31, 2019, 2020 and 2021, the Company recorded no impairment losses for long-lived assets and definite-lived intangible assets.

Goodwill

(n)Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

Goodwill is not amortized, but tested for impairment annually, or more frequently if event and circumstances indicate that they might be impaired. The Company has an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit which is described in more detail below, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

The Company has adopted Accounting Standards Update ("ASU") 2017-04, Simplifying the Test for Goodwill Impairment, for annual goodwill impairment tests from January 1, 2019. This guidance removes Step 2 of the goodwill impairment test, which required the estimation of an implied fair value of goodwill in the same manner as the calculation of goodwill upon a business combination. Under the new amendments, the Company’s goodwill impairment review involves the following steps: 1) qualitative assessment – evaluate qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The factors the Company considers include, but are not limited to, macroeconomic conditions, industry and market considerations, cost factors, financial performance, or events specific to that reporting unit. If, or when, the Company determines it is more likely than not that the fair value of a reporting unit is less than the carrying amount, including goodwill, the Company would move to the quantitative method; 2) quantitative method –the Company performs the quantitative fair value test by comparing the fair value of a reporting unit with its carrying amount and an impairment charge is measured as the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

(n)Goodwill - continued

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The fair value of each reporting unit is estimated using the income approach. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, and assumptions that are consistent with the plans and estimates being used to manage the Company's business, estimation of the long-term rate of growth for the Company's business, estimation of the useful life over which cash flows will occur, and determination of the Company's weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Company recorded goodwill impairment from continued operations of $9,288, nil and nil, and from discontinued operations of $74,091, nil and nil for the years ended December 31, 2019, 2020 and 2021, respectively.

Revenue recognition

(o)Revenue recognition

The Company recognizes revenue when control of the good or service has been transferred to the customer, generally upon delivery to a customer. The contracts have a fixed contract price and revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods or providing services. The Company collects taxes from customers on behalf of governmental authorities at the time of sale. These taxes are accounted for on a net basis and are not included in revenues and cost of revenues. The Company generally expenses sales commissions when incurred because the amortization period is less than one year. These costs are recorded within selling and marketing expenses. The Company does not have any significant financing payment terms as payment is received at or shortly after the point of sale.

Revenue from Contracts with Customers (“ASC 606”) prescribes a five-step model that includes: (1) identify the contract; (2) identify the performance obligations; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations; and (5) recognize revenue when (or as) performance obligations are satisfied.

The Company generated the majority of revenue from SaaS services.

SaaS revenue

SaaS revenue mainly includes the revenue generated from the subscription and advertising services provided by Chime and Trucker Path. The Company recognizes revenue for subscription services over the life of the subscription. For Chime’s advertising service, the Company acts as an agent to place advertisements on third-party websites or platforms. For Trucker Path’s advertising service, the Company acts as principal to place advertisements on Trucker Path’s APP. The Company recognizes revenue for advertising services over the advertising periods.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

(o)Revenue recognition – continued

Other services

Other services mainly include revenue from the provision of back-office service and IVAS revenues.

The Company provides back-office services including accounting, legal, and business-related consulting services, which is a single performance obligation provided over the contract periods with pre-determined stand-alone selling price. The Company recognizes revenue over the contract periods.

IVAS revenues mainly include live streaming revenue which was ceased by the Company June 2019. The Company designs, creates and offers various virtual items for sales to users with pre-determined stand-alone selling price. Revenue related to each of consumable virtual items as a single performance obligation provided on a consumption basis, is recognized at the point in time when the virtual item is transferred directly to the users and consumed by them.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Company has satisfied the Company’s performance obligation and has the unconditional right to payment. There were no contract assets recorded as of December 31, 2020 and 2021.

Deferred revenue mainly represents payments received from customers related to unsatisfied performance obligations for SaaS. The Company’s total deferred revenue was $602 and $2,622 as of December 31, 2020 and 2021, which is expected to be recognized as revenue within one year.

Cost of revenues

(p)Cost of revenues

Cost of revenues consists of costs directly related to SaaS business and other services. The major cost components include direct amortization of purchased software, commission cost, and bandwidth costs paid to telecommunications carriers for hosting of servers

Value added taxes

(q)Value added taxes

Revenue is recorded net of Value Added Tax (“VAT”) and related surcharges collected from customers, which are subsequently remitted to government authorities. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expense and other current liabilities on the consolidated balance sheet.

Income taxes

(r)Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax basis of assets and liabilities and their reported amounts in the financial statements and are recorded as non-current in the consolidated balance sheet. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Company did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2019, 2020 and 2021, respectively.

Financial instruments

(s)Financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, long-term investments, amounts due from/to related parties, accounts payable, short-term debt and long-term debt.

Research and development expenses

(t)Research and development expenses

Research and development expenses are primarily incurred for development of new services, features, and products for the Company's SaaS business, to curate and append data to our applications, as well as to further improve the Company's technology infrastructure to support these businesses. The Company expenses all research and development costs when incurred.

Foreign currency translation

(u)Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("US dollar"). The financial records of the Company's subsidiaries and VIE located in the PRC, Hong Kong, and Philippines are maintained in their local currencies, Renminbi ("RMB"), Hong Kong Dollar ("HKD"), and Philippines Peso (“PHP”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in effect at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Company's entities with functional currency of RMB, HKD, and PHP translate their operating results and financial positions into US dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as accumulated other comprehensive income (loss).

Comprehensive (loss) income

(v)Comprehensive (loss) income

Comprehensive (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, comprehensive (loss) income includes net (loss) income and foreign currency translation adjustments.

Share-based compensation

(w)Share-based compensation

Share-based compensation with employees, such as share options are measured based on the fair value of the equity instrument at the date of grant. The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods. Share options granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as compensation costs over the estimated requisite service period, regardless of whether the market condition has been met.

A change in any of the terms or conditions of share options is accounted for as a modification of stock options. The Company calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

(Loss) income per share

(x)(Loss) income per share

Basic (loss) income per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted (loss) income per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Company had stock options, non-vested restricted shares, and contingent consideration, which could potentially dilute basic earnings per share in the future. Potential ordinary shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations as their effect would be anti-diluted.

Contingent consideration

(y)Contingent consideration

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings. If the contingent consideration is reclassified from a liability to equity, gains or losses recorded to account for the arrangement at fair value during the period in which it was classified as a liability is not reversed.

Recent accounting pronouncements not yet adopted

(z)Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued Accounting Standards Update No. 2016-13, “Financial Instruments - Credit Losses (Topic 326)” (“ASU 2016-13”). ASU 2016-13 revises the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. In November 2019, FASB issued ASU 2019-10, “Financial Instruments - Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842).” This ASU defers the effective date of ASU 2016-13 for public companies that are considered smaller reporting companies as defined by the SEC to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is planning to adopt this standard beginning on January 1, 2023. The Company is currently evaluating the potential effects of adopting the provisions of ASU No. 2016-13 on its combined and consolidated financial statements, particularly its recognition of allowances for accounts receivable.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This ASU requires acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. This guidance is effective for public entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The impact of adopting this guidance on the Company’s consolidated financial statements will depend on business combinations occurring on or after the effective date.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Company's consolidated results of operations or financial position.

COVID -19 Risks and Uncertainties

(aa)COVID -19 Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.